401(K) Savings Plan - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Defined Contribution Plan Disclosure [Line Items]
Contributions made under the savings plan	$ 670	$ 403	$ 370
Employer Match One
Defined Contribution Plan Disclosure [Line Items]
Employer matching contribution, percent of match	100.00%
Employer matching contribution, percent of employees' gross pay	3.00%
Employer Match Two
Defined Contribution Plan Disclosure [Line Items]
Employer matching contribution, percent of match	50.00%
Minimum | Employer Match Two
Defined Contribution Plan Disclosure [Line Items]
Employer matching contribution, percent of employees' gross pay	3.00%
Maximum | Employer Match Two
Defined Contribution Plan Disclosure [Line Items]
Employer matching contribution, percent of employees' gross pay	5.00%